Assets Held for Sale, Liabilities Associated with Assets Held for Sale, and Insurance Proceeds (Detail) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets Held for Sale, Liabilities related to Assets Held for Sale and Insurance Proceeds [Line Items]
Proceed from insurance settlement	$ 84,000,000
Insurance proceeds in excess of fire related costs and property damages incurred	60,600,000
Proceed from insurance settlement, attributable to investing activities	51,003,000	51,003,000	0	0
Restructuring Charges
Assets Held for Sale, Liabilities related to Assets Held for Sale and Insurance Proceeds [Line Items]
Inventory impairment charge		6,900,000
Fixed asset impairment charge		66,500,000
Trademark impairment charge		$ 3,700,000